Lease Commitments for Leases having Terms of More than One Year (Table Text Block)	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Lease Commitments for Leases having Terms of More than One Year
Lease commitments for leases having terms of more than one year were as follows:
	Property, Plant and Equipment	Rental Equipment	Total
	(In thousands)
Year-ended March 31:
2014	$13,691	$83,667	$97,358
2015	3,121	60,216	63,337
2016	940	32,455	33,395
2017	838	14,530	15,368
2018	663	11,061	11,724
Thereafter	5,051	10,376	15,427
Total	$24,304	$212,305	$236,609